Leases - Summary of Lease Liability Activity (Details)	12 Months Ended
	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 GBP (£)
Details of quantitative information about lease liabilities [line items]
Beginning Balance		$ 224,300		$ 0
Additions		211,524		254,319
Deletions		(32,510)
Payment of lease liabilities	£ (101,489)	(100,089)	£ (27,521)	(56,366)	£ 0
Interest expense on lease liabilities		45,600		26,347
Effects of currency translation		(4,289)
Ending Balance		$ 344,536		$ 224,300